RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Expenses Paid on Company's Behalf (Advances)	$ 0	$ 0	$ 0
Cash Advanced to the Company	0	2,000	14,000
Repayments to related parties	(153,510)	(108,554)	$ (102,080)
Mr. Lee [Member]
Management Services Provided (Accrued/Expensed)	100,000	80,000
Expenses Paid on Company's Behalf (Advances)	51,874	1,636
Cash Advanced to the Company	0	2,000
Repayments to related parties	(153,510)	(108,554)
Net Change During the Year	1,636	17,981
Balance Due to Related Party, Beginning of Year	156,283	138,302
Balance Due to Related Party, End of Year	$ 154,647	$ 156,283